Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,789,666
Arizona 1.4%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	1,675,563
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	8,584,475
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 3.67% (a), 1/1/2046	3,290,000	3,214,624
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	4,975,783
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,127,137
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	2,250,000	2,058,243
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,571,772
144A, 5.0%, 6/15/2049	1,445,000	1,302,479
144A, 5.0%, 6/15/2052	1,410,000	1,257,281
		31,767,357
California 7.1%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	11,765,000	12,274,011
California, Housing Finance Agency, Municipal Certificates:
“A", 3.25%, 8/20/2036	8,491,391	7,842,963
“A", Series 2021-1, 3.5%, 11/20/2035	5,427,064	5,111,191
“A", Series 2021-2, 3.75%, 3/25/2035	19,655,615	19,183,198
California, Mizuho Floater/Residual Trust, Series 2022-MIZ9110, 144A, 3.67% (b), 3/2/2023, LIQ: Mizuho Capital Markets LLC, LOC: Mizuho Capital Markets LLC	3,065,000	3,065,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,377,468
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	19,010,392
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 1.55% (b), 3/1/2023, LOC: Barclays Bank PLC	3,100,000	3,100,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,206,452
4.0%, 9/1/2046	2,265,000	1,829,175
California, State General Obligation, Various Purposes:
4.0%, 9/1/2042	4,000,000	3,996,456
4.0%, 4/1/2049	1,420,000	1,375,700
4.0%, 3/1/2050	5,365,000	5,182,011
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	3,110,000	3,119,346

California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	579,501
Series A, 144A, 5.0%, 11/15/2051	1,690,000	1,421,421
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	3,600,000	4,224,486
Series A, 5.0%, 8/1/2033	6,250,000	7,305,949
Series C, 5.0%, 8/1/2033	3,765,000	4,401,103
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	7,763,030
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	3,765,000	3,731,798
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	9,262,157
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,141,110
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,158,343
Series A, AMT, 5.0%, 5/15/2045	3,750,000	3,910,512
Nuveen California Quality Municipal Income Fund, 3.51% (b), 3/7/2023	2,500,000	2,500,000
Sacramento County, CA, Airport Systems Revenue, Series C, AMT, 5.0%, 7/1/2030	13,690,000	14,583,044
San Bernardino County, CA, Flood Control District, 2.4% (b), 3/2/2023, LOC: Bank of America NA	200,000	200,000
Southern California, Public Power Authority, Magnolia Power Project, 1.65% (b), 3/1/2023, LOC: U.S. Bank NA	100,000	100,000
		158,955,817
Colorado 6.4%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	2,000,000	1,683,724
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,833,000	3,446,412
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	35,759,343
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	16,250,000	16,540,140
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,599,080
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	893,112
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2029	7,985,000	8,510,114
Series A, AMT, 5.0%, 12/1/2032	6,350,000	6,740,362
Series A, AMT, 5.5%, 11/15/2028	15,000,000	15,152,486
Series A, AMT, 5.5%, 11/15/2029	14,705,000	14,847,433
Series A, AMT, 5.5%, 11/15/2030	15,080,000	15,227,001
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,046,953
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,315,047
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,654,442
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,895,000	4,927,645
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	721,424
Series 2021, 4.0%, 12/1/2051	3,510,000	2,426,099
		143,490,817
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	360,000	290,782
144A, 4.0%, 4/1/2051	1,900,000	1,411,784
		1,702,566

District of Columbia 1.4%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	7,500,000	7,788,007
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	303,162
5.0%, 7/1/2054	2,425,000	2,354,312
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	4,365,089
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	2,051,285
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	5,597,549
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,223,558
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,581,229
Series A, 5.0%, 10/1/2030	1,455,000	1,577,347
		30,841,538
Florida 7.8%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	1,957,002
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,091,278
AMT, 5.0%, 10/1/2042	10,000,000	10,184,255
Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	1,010,000	1,062,643
AMT, 5.5%, 9/1/2052	7,455,000	7,940,586
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,560,000	1,168,373
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	7,490,756
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	541,329
Series A-1, 5.0%, 10/1/2033	540,000	539,977
Series A-1, 5.0%, 10/1/2034	545,000	540,255
Series A-1, 5.0%, 10/1/2035	270,000	263,830
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	3,175,411
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	6,600,000	6,162,271
Series A, 5.0%, 6/15/2050	5,170,000	4,774,628
Series A, 5.0%, 6/15/2052	1,980,000	1,816,689
Series A, 5.0%, 6/15/2056	3,210,000	2,930,029
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	2,000,000	2,006,393
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	280,417
Series B, 5.0%, 7/1/2042	295,000	295,440
Series A-1, 5.0%, 7/1/2051	255,000	248,171
Series B, 5.0%, 7/1/2051	420,000	408,753
Series A-1, 5.0%, 2/1/2057	370,000	354,341
Series B, 5.0%, 7/1/2057	440,000	421,285
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	2,716,649
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	3,105,000	2,884,393
Series A, 144A, AMT, 6.5% (a), 1/1/2049	3,400,000	3,125,539

Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	13,332,303
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,509,375
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	15,000,000	11,265,442
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	852,279
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	1,929,408
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,380,000	2,335,771
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,385,000	7,474,490
144A, 4.375%, 5/1/2050	7,010,000	6,036,481
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	2,280,000	1,526,448
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,670,000	6,544,279
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,719,877
Miami-Dade County, FL, Seaport Revenue:
Series B-1, AMT, 4.0%, 10/1/2046	6,430,000	5,793,071
Series A, AMT, 5.25%, 10/1/2052	14,725,000	15,373,417
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	17,373,769
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	2,000,000	1,933,958
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,885,035
		174,266,096
Georgia 2.1%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,383,934
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,230,938
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	646,705
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	4,255,000	3,339,893
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,040,708
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,031,523
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,253,355
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,315,397
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	15,670,000	16,570,346
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,067,956
		47,880,755
Idaho 0.2%
Idaho, State Health Facilities Authority Revenue, St. Luke's Health System, Series C, 2.62% (b), 3/1/2023, LOC: U.S. Bank NA	4,600,000	4,600,000
Illinois 7.3%
Chicago, IL, Board of Education, Series A, 5.0%, 12/1/2034	810,000	825,730
Chicago, IL, General Obligation:
Series A, 5.5%, 1/1/2049	2,535,000	2,596,775
Series A, 6.0%, 1/1/2038	2,290,000	2,403,714
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055	6,395,000	6,789,885

Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,604,762
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 5.0%, 12/1/2045	3,700,000	3,815,548
Series A, 5.0%, 12/1/2057	5,000,000	5,113,842
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,247,665
Series A, 5.0%, 12/1/2052	15,000,000	15,390,072
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,994,198
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	8,392,458
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,281,611
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,159,448
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,217,916
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (c)	9,825,000	4,421,250
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	12,199,450
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 2.65% (b), 3/1/2023, LOC: Wells Fargo Bank NA	13,700,000	13,700,000
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,592,352
5.0%, 1/1/2035	7,575,000	7,729,806
Series A, 5.0%, 5/1/2040	3,000,000	3,059,184
Series A, 5.0%, 12/1/2042	5,955,000	6,028,511
Series A, 5.0%, 5/1/2043	2,000,000	2,023,444
Series A, 5.0%, 3/1/2046	1,995,000	2,015,957
Series A, 5.25%, 12/1/2030	6,500,000	6,855,004
Series C, 5.25%, 10/1/2046	6,000,000	6,181,242
5.5%, 5/1/2039	7,665,000	8,148,561
5.75%, 5/1/2045	4,205,000	4,459,471
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	7,075,000	7,442,330
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	5,937,627
		163,627,813
Indiana 2.0%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	18,522,956
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,706,065
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,000,000	3,020,041
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series D, 2.65% (b), 3/1/2023, LOC: Wells Fargo Bank NA	5,450,000	5,450,000
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,800,000	1,870,920
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.0%, 1/1/2053	9,000,000	9,567,925
Series G-1, 5.25%, 1/1/2048	4,100,000	4,456,527
		45,594,434
Iowa 0.8%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,340,453
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	12,905,000	11,332,311
Iowa, Tobacco Settlement Authority Revenue, Series B-1, 4.0%, 6/1/2049	4,150,000	4,063,181
		17,735,945

Kentucky 0.5%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.0%, 6/1/2045	1,275,000	1,277,910
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	2,440,000	2,476,256
Series A, 5.0%, 5/15/2052	7,835,000	7,837,849
		11,592,015
Maryland 0.2%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,345,000	2,302,924
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,043,253
		4,346,177
Massachusetts 1.0%
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	2,663,129
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series S-1, 5.0%, 7/1/2028	2,700,000	2,943,001
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	2,480,000	2,012,727
Series A, 4.0%, 6/1/2056	1,105,000	864,510
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,031,082
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue, Series 222, 3.0%, 6/1/2051	13,000,000	12,465,396
		21,979,845
Michigan 0.8%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	1,710,000	1,418,875
4.0%, 12/1/2051	1,745,000	1,400,899
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	10,740,000	9,142,678
Michigan, State University Revenue, Series 2000-A, 3.49% (b), 3/1/2023, SPA: Northern Trust Company	800,000	800,000
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	5,800,000	5,671,485
		18,433,937
Minnesota 1.1%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,077,127
Series A, 5.0%, 2/15/2053	14,060,000	14,207,720
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,283,189
		24,568,036
Missouri 0.5%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,264,705
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	2,640,000	2,127,124
Series A, 5.0%, 2/1/2046	3,285,000	3,024,210

Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 2.5% (b), 3/1/2023, LOC: Barclays Bank PLC	1,200,000	1,200,000
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series B, 4.0%, 5/1/2050	2,815,000	2,799,104
		11,415,143
Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,291,859
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	41,500,000	5,149,461
New Jersey 3.7%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	10,410,564
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,344,890
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,915,960
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, Series A, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,040,307
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	2,958,921
Series A, 5.0%, 6/15/2047	3,205,000	3,273,455
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	2,080,000	1,718,970
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,665,000	2,770,169
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, 5.5%, 6/15/2050	4,500,000	4,835,555
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,274,536
Series A, 5.0%, 12/15/2034	9,280,000	9,915,140
Series A, 5.0%, 12/15/2036	2,385,000	2,512,200
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	7,900,000	8,166,158
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	1,705,510
Series A, 5.0%, 11/1/2045	3,000,000	3,067,291
Series A, 5.25%, 11/1/2052	3,200,000	3,289,147
		83,198,773
New Mexico 0.8%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,118,884
Series A, 4.0%, 6/1/2030	5,795,000	6,111,094
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,165,000	3,103,186
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	2,910,000	2,875,030
		18,208,194
New York 16.7%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	768,112
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,022,039

New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 2.6% (b), 3/1/2023, LOC: Barclays Bank PLC	14,050,000	14,050,000
Series E-1, 2.6% (b), 3/1/2023, LOC: Barclays Bank PLC	44,000,000	44,000,000
Series D, 5.0%, 11/15/2038	13,635,000	13,596,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	11,812,636
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	1,000,000	869,174
Series A, 4.0%, 7/1/2052	1,175,000	997,197
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series B, 5.0%, 2/15/2035	29,990,000	30,902,857
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	10,346
Series A, 5.0%, 2/15/2039	3,945,000	4,140,242
Series A, Prerefunded, 5.0%, 2/15/2039	5,000	5,390
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,405,171
New York, State Thruway Authority:
Series O, Group 1, 4.0%, 1/1/2040	10,000,000	9,757,297
Series O, Group 1, 4.0%, 1/1/2041	8,000,000	7,752,632
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	12,715,000	12,271,613
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,117,062
AMT, 5.0%, 10/1/2035	3,705,000	3,803,577
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	892,620
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,275,008
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	8,300,000	8,836,749
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series A, 4.0%, 11/15/2054	5,000,000	4,644,392
Series A, 5.0%, 11/15/2034	1,000,000	1,179,865
Series A, 5.0%, 11/15/2035	1,250,000	1,455,675
Series A, 5.0%, 11/15/2036	1,250,000	1,432,738
Series A, 5.0%, 11/15/2049	5,155,000	5,492,977
Series A, 5.0%, 5/15/2051	4,240,000	4,542,085
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,216,859
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series DD, 3.6% (b), 3/1/2023	1,950,000	1,950,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 2.6% (b), 3/1/2023, LIQ: State Street B&T Co.	50,000	50,000
Series DD, 5.0%, 6/15/2036	6,000,000	6,103,385
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,582,939
Series AA-1, 5.25%, 6/15/2052	7,500,000	8,288,407
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series D-1, 5.0%, 2/1/2038	7,000,000	7,082,832
Series E-1, 5.0%, 11/1/2041	23,490,000	25,852,826
Series D-1, 5.25%, 11/1/2040	5,000,000	5,652,678
Series D-1, 5.5%, 11/1/2045	15,000,000	16,983,597
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	4,441,114
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,031,765

New York, NY, General Obligation:
Series G-6, 2.42% (b), 3/1/2023, LOC: Mizuho Bank Ltd.	7,550,000	7,550,000
Series D-4, 2.45% (b), 3/1/2023, LOC: TD Bank NA	300,000	300,000
Series I-4, 2.45% (b), 3/1/2023, LOC: TD Bank NA	8,155,000	8,155,000
Series B-3, 3.6% (b), 3/1/2023	5,725,000	5,725,000
Series 3, 3.62% (b), 3/1/2023	900,000	900,000
Series 2, 3.7% (b), 3/1/2023	600,000	600,000
Series B-1, 5.0%, 12/1/2031	2,000,000	2,122,898
Series B-1, 5.25%, 10/1/2047	3,000,000	3,301,582
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	8,515,038
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	21,278,696
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,385,315
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,767,473
Series A, 5.25%, 5/15/2057	12,000,000	13,085,986
		374,956,844
North Carolina 0.7%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 2.58% (b), 3/1/2023, LOC: Royal Bank of Canada	4,330,000	4,330,000
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051	7,835,000	7,533,031
Series 42, 4.0%, 1/1/2050	4,410,000	4,384,895
		16,247,926
Ohio 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A, 4.0%, 6/1/2048	9,975,000	8,734,400
“2", Series B-2, 5.0%, 6/1/2055	13,170,000	11,977,322
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,085,913
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	950,604
5.0%, 1/1/2046	2,790,000	2,506,018
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	7,380,000	7,452,559
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, Prerefunded, 5.0%, 11/15/2038	5,000,000	5,017,231
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,156,814
144A, 5.0%, 12/1/2048	7,500,000	6,586,565
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	3,825,000	3,844,670
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,125,000	3,085,228
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039	3,890,000	4,392,907
		67,790,231
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	5,070,000	4,435,446
Series A, 5.5%, 8/15/2041	3,020,000	2,866,567
Series A, 5.5%, 8/15/2044	3,205,000	3,012,699
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,568,052
		16,882,764

Pennsylvania 5.7%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	548,889
5.0%, 12/1/2054	1,825,000	1,420,860
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,158,262
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AGMC	2,175,000	2,391,167
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,166,068
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,148,150
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,373,227
5.0%, 6/1/2028	1,290,000	1,396,081
5.0%, 6/1/2029	1,290,000	1,398,977
5.0%, 6/1/2030	855,000	920,533
5.0%, 6/1/2031	865,000	930,428
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,167,987
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,658,358
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,186,543
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051	5,376,466	5,210,478
Series 132A, 3.5%, 4/1/2051	1,940,000	1,911,140
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2046	5,250,000	4,854,033
Series B, 5.0%, 6/1/2033	12,000,000	12,585,815
Series A-1, 5.0%, 12/1/2040	5,000,000	5,125,032
Series B-1, 5.0%, 6/1/2042	6,950,000	7,177,733
Series A, 5.0%, 12/1/2044	20,335,000	21,219,394
Series B, 5.0%, 12/1/2051	4,335,000	4,527,983
Series B, 5.25%, 12/1/2052	4,050,000	4,395,781
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	22,055,180
		126,928,099
South Carolina 2.4%
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	2,500,000	2,555,768
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,461,942
Series A, 4.0%, 12/1/2052	12,640,000	10,987,003
Series A, 5.0%, 12/1/2033	4,400,000	4,553,066
Series A, 5.0%, 12/1/2036	4,780,000	4,891,092
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	8,000,000	8,149,197
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	15,130,000	15,990,122
		53,588,190
South Dakota 0.0%
South Dakota, State Health & Educational Facilities Authority, Sioux Valley Hospital & Health Revenue, Series B, 3.5% (b), 3/3/2023, LOC: U.S. Bank NA	800,000	800,000

Tennessee 0.9%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,572,916
Series B, AMT, 4.0%, 7/1/2054	10,045,000	8,765,501
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,478,822
Tennessee, State Energy Acquisition Corporation Revenue, Series A-1, 5.0% (a), 5/1/2053	5,000,000	5,165,202
		20,982,441
Texas 11.1%
Aubrey, TX, Independent School District, Series 2022, 4.0%, 2/15/2052	6,025,000	5,584,914
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	4,931,451
Series E, 5.0%, 1/1/2045	1,500,000	1,580,753
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	11,530,458
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project, Series A, 4.0%, 3/1/2050	5,055,000	4,493,992
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,087,895
5.0%, 9/1/2030	1,000,000	1,088,474
5.0%, 9/1/2031	850,000	924,917
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	2,475,000	2,813,881
Humble, TX, Independent School District, 5.0%, 2/15/2047	9,750,000	10,594,131
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,564,192
5.0%, 5/15/2050	2,500,000	2,593,336
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,754,851
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	435,000	376,134
Series A, 5.0%, 10/1/2051	645,000	524,307
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,274,548
Series A, 4.0%, 4/1/2051	5,500,000	4,446,984
Series A, 4.0%, 4/1/2054	785,000	622,402
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,169,660
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	20,000,000	20,509,518
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,443,934
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series C, 4.0%, 10/1/2049	5,000,000	4,549,389
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041 (d)	10,930,000	11,963,505
5.0%, 2/15/2042 (d)	13,180,000	14,390,148
5.0%, 2/15/2043 (d)	11,340,000	12,356,971
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	3,834,073
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	1,070,000	790,413
4.0%, 11/1/2055	1,225,000	869,078

Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (c)	4,605,000	4,144,500
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,068,706
Series A, 4.0%, 12/31/2038	1,145,000	1,066,998
Series A, 4.0%, 6/30/2039	875,000	809,088
Series A, 4.0%, 12/31/2039	1,010,000	932,368
Series A, 4.0%, 6/30/2040	815,000	744,643
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	13,279,014
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,817,362
Texas, State College Student Loan, Series A, AMT, 5.5%, 8/1/2028	5,620,000	5,977,291
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	11,020,000	11,502,915
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	14,410,000	14,644,423
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	20,000,000	20,577,094
Series B, 4.0%, 10/15/2036	10,000,000	10,109,290
Series B, 4.0%, 10/15/2037	7,000,000	7,070,766
		249,408,767
Utah 1.6%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,028,200
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,288,911
Series A, AMT, 5.0%, 7/1/2042	13,440,000	13,675,040
Series A, AMT, 5.0%, 7/1/2043	3,850,000	3,926,625
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,340,326
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,581,074
		35,840,176
Virginia 2.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	895,000	942,381
Series A, 5.0%, 10/1/2047	3,035,000	3,157,355
Series A, 5.0%, 10/1/2052	3,900,000	4,033,687
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,258,865
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,359,180
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,275,000	3,959,620
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project, AMT, 5.0%, 12/31/2057	1,560,000	1,562,438
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	7,345,000	7,321,896
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	15,535,305
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, Series A, 4.0%, 9/1/2031	4,710,000	4,853,114
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	1,998,303

Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,586,592
Virginia, State Public Building Authority, Public Facility Revenue, Series B, AMT, 4.0%, 8/1/2039	9,700,000	9,614,719
		65,183,455
Washington 3.9%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,853,533
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	8,713,079
Series A, AMT, 5.0%, 5/1/2030	6,200,000	6,502,285
Series A, AMT, 5.0%, 5/1/2031	9,200,000	9,630,473
Series B, AMT, 5.0%, 8/1/2047	2,000,000	2,068,616
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,614,327
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,736,576
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,665,000	3,136,777
Series B, 3.0%, 7/1/2048	9,170,000	5,655,080
Series B, 3.0%, 7/1/2058	4,630,000	2,597,649
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A-2, 5.0%, 8/1/2044	17,700,000	17,979,938
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,910,972
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	6,392,770
		86,792,075
West Virginia 1.7%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,142,244
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125% (a), 7/1/2045	3,900,000	3,823,901
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,203,827
Series A, 5.0%, 6/1/2047	10,035,000	10,096,220
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,265,552
		38,531,744
Wisconsin 1.9%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	7,682,692
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	7,995,000	6,197,740
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	495,000	398,859
144A, 4.0%, 4/1/2052	845,000	621,149
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,059,395
144A, 5.75%, 5/1/2054	3,950,000	3,250,172
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,334,444
Series B, 144A, 6.0%, 2/1/2062	3,000,000	2,986,894

Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,337,448
144A, 5.0%, 10/1/2048	11,840,000	9,817,902
		41,686,695
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,094,138
Puerto Rico 0.7%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,445,590
Series A1, 4.0%, 7/1/2041	2,613,626	2,159,027
Series A1, 4.0%, 7/1/2046	1,097,810	874,191
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	44,849,000	11,493,902
		15,972,710
Other 0.1%
Nuveen AMT-Free Municipal Credit Income Fund, Series C, 3.87% (b), 3/1/2023	3,150,000	3,150,000
Total Municipal Investments (Cost $2,314,295,787)		2,242,272,499

Underlying Municipal Bonds of Inverse Floaters (e) 0.5%
New York
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2048 (f) (Cost $11,140,648)	10,000,000	10,788,525
Trust: New York, NY, State Thruway Authority, Personal Income Tax Revenue, Series 2022-XM1029, 144A, 8.18%, 3/15/2030, Leverage Factor at purchase date: 4 to 1

Corporate Bonds 0.4%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $10,835,000)	10,835,000	9,914,025

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $10,046,847)	744,000	8,377,440

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.71% (g) (Cost $65,773)	65,579	65,573

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,346,384,055)	101.1	2,271,418,062
Floating Rate Notes (e)	(0.3)	(7,500,000)
Other Assets and Liabilities, Net	(0.8)	(18,219,291)
Net Assets	100.0	2,245,698,771

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued security.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$2,253,061,024	$—	$2,253,061,024
Corporate Bonds	—	9,914,025	—	9,914,025
Closed-End Investment Companies	8,377,440	—	—	8,377,440
Open-End Investment Companies	65,573	—	—	65,573
Total	$8,443,013	$2,262,975,049	$—	$2,271,418,062

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH3
R-080548-2 (1/25)